PIPE CONVERTIBLE NOTES (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 22, 2025	Dec. 16, 2024	Dec. 06, 2024	Nov. 07, 2024	Aug. 13, 2024	Feb. 06, 2024	Feb. 02, 2024	Jul. 31, 2023	May 31, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 02, 2024	Dec. 07, 2023	Nov. 02, 2023
Aggregate principal amount converted												$ 1,558,000		$ 5,832,600
Accrued interest												1,082,194		4,224,860		$ 16,480
Amortization expense related to the OID										$ 127,097	$ 20,872	359,037	$ 24,197
Convertible notes, net of debt discounts										3,734,990		3,734,990
Accrued interest									$ 192,857			40,957		154,500
Convertible notes, net of debt discounts														$ 4,068,953
Shares issued								18,000
Warrant outstanding														59,182
Share price														$ 12.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									4,800					59,182
Original issue discount														$ 0	0
Convertible debt												2,500,000				$ 145,992
Loss on extinguishment of debt														270,594
Debt Instrument, Unamortized Discount														728,278
Debt Issuance Costs, Net														4,068,953
Previously Reported [Member]
Convertible notes, net of debt discounts														4,068,953
PIPE Convertible Notes [Member]
Shares issued					3,812
Original issue discount		$ 210,000										$ 280,000		1,005,000
Principal amount		2,100,000
Exchange Agreements [Member]
Share price	$ 1.00
Exchange Agreements [Member] | PIPE Convertible Notes [Member]
Share price	$ 50.00
Prior Loan Agreement [Member]
Principal amount																		$ 11,000,000	$ 11,000,000
Purchase Agreement [Member]
Principal amount							$ 4,650,000							6,200,000
Convertible debt							4,185,000							$ 5,580,000
Purchase Agreement [Member] | PIPE Convertible Notes [Member] | First Mandatory Additional Closing [Member]
Convertible notes						$ 4,650,000
Original issue discount						465,000
Convertible debt						4,185,000
Purchase Agreement [Member] | PIPE Convertible Notes [Member] | Second Mandatory Additional Closing [Member]
Convertible notes						6,200,000
Convertible debt						5,580,000
Waiver and Amendment Agreement [Member]
Convertible debt		$ 1,890,000
Waiver and Amendment Agreement [Member] | PIPE Convertible Notes [Member]
Shares issued				2,339
Principal amount			$ 2,100,000	$ 3,300,000
Original issue discount				330,000
Convertible debt			$ 1,890,000	$ 2,970,000
Shares, Issued				1,316	3,152
Proceeds from issuance of repay outstanding debt				$ 2,500,000
Waiver and Amendment Agreement [Member] | PIPE Convertible Notes [Member] | Previously Reported [Member]
Shares issued					3,843
Maximum [Member] | Purchase Agreement [Member]
Principal amount																	$ 10,850,000
Maximum [Member] | Purchase Agreement [Member] | PIPE Convertible Notes [Member]
Principal amount						10,850,000	$ 15,500,000
Minimum [Member] | Purchase Agreement [Member]
Principal amount																	$ 250,000
Minimum [Member] | Purchase Agreement [Member] | PIPE Convertible Notes [Member]
Principal amount						$ 250,000
Series A Common Stock [Member]
Convertible notes, shares												142,308		275,748
Series A Preferred Stock [Member]
Shares issued	1,885
Series A Preferred Stock [Member] | Maximum [Member]
Warrant outstanding	37,033
Series A Warrants [Member]
Warrant outstanding							28,182
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							28,182							28,182
Series A Warrants [Member] | Purchase Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							28,182
Series B Warrants [Member]
Warrant outstanding							31,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							31,000							31,000
Series B Warrants [Member] | Purchase Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,550,000